Long-term Investments	12 Months Ended
Dec. 31, 2020
Long Term Investments [Abstract]
Long-term Investments
(6)	LONG-TERM INVESTMENTS

Other equity investments

	December 31, 2019	December 31, 2020
	RMB	RMB
EEO Group (Beijing Empower Education Online Co., Ltd. as of December 31, 2019)	38,000,000	38,000,000
ApplySquare Education & Technology Co., Ltd.	1,576,391	—
Beijing Xiaozhi Education & Technology Co., Ltd.	6,000,000	6,000,000
Beijing Futou Technology Co., Ltd.	150,000	—
Total other equity investments	45,726,391	44,000,000

During the year ended March 31, 2017, the Group entered into shares purchase agreements to acquire 8.33% equity interest of Beijing Empower Education Online Co., Ltd. (“EEO”), 9% equity interest of ApplySquare Education & Technology Co., Ltd (“ApplySquare”), and 8.2% equity interest of Beijing GlobalWisdom Information Technology Co., Ltd. (“GlobalWisdom”), by paying cash consideration of RMB 32,500,000, USD 3,000,000 (equivalent to RMB 19,721,700), and RMB 12,300,000 respectively. ACG accounted for these investments as other equity investments using the cost method of accounting prior to January 1, 2018 in accordance with ASC325, Investments—Others, since these investments are not in-substance common stock due to the liquidation preference feature, and do not have readily determinable fair value.

In April 2017, ACG entered into a capital increase agreement to make an additional investment of RMB 5,500,000 in EEO. The consideration has been paid to EEO in June 2017. After this additional investment, ACG invested a total of RMB 38,000,000 in EEO, and accounted for the investment under cost method in accordance with ASC325, Investments—Others as of December 31, 2017, since the investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value.

On July 26, 2017, GlobalWisdom entered into a financing agreement with new investors. After GlobalWisdom’s new financing, ACG’s equity shares decreased to 6.8345% and ACG still has the right to appoint one director. Because these investment terms contain substantive liquidation preference over common stock that are not available to common shareholders, these investments are not substantially similar to common stock and ACG accounted for the investment under cost method in accordance with ASC325, Investments—Others as of December 31, 2017.

In connection with adoption of ASC321 Investment—Equity securities effective January 1, 2018, the Group elected to measure other equity investments without readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

On June 20, 2018, ApplySquare entered into a financing agreement with a group of new investors. After Applysquare’s new financing, ACG’s equity shares decreased from 9% to 7.95% and ACG still has the right to appoint one director. The new financing provided the observable price for ACG’s investment and ACG engaged a third-party appraiser to evaluate this investment’s carrying amount based on the observable price, and recognized a gain of RMB 2,750,000 from the change in fair value. ACG accounts for the investment in ApplySquare at cost adjusted for observable price changes for the year ended December 31, 2018. As of December 31, 2019, ACG made a qualitative assessment and identified that Applysquare failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicates that impairment exists. ACG engaged a third-party appraiser to evaluate the fair value of the investment in Applysquare as of December 31, 2019 and recorded an impairment loss of RMB 20,895,309 based on the valuation result. Due to its severe shortage of working capital and negative market impact on its business in the third quarter of 2020, the Group recognized the impairment loss of RMB 1,576,391 to reduce the investment to zero.

As of December 31, 2018, ACG made a qualitative assessment and identified that GlobalWisdom failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicates that impairment exists. ACG engaged a third-party appraiser to evaluate the fair value of the investment in GlobalWisdom as of December 31, 2018 and recorded an impairment of RMB 6,380,802 based on the valuation result. Due to its severe shortage of working capital and negative market impact on its business in the third quarter of 2019, the Group recognized the impairment loss of RMB 5,919,198 to reduce the investment to zero.

In December 2018, ACG entered into shares purchase agreement to acquire 20% equity interest of Beijing Xiaozhi Education Technology Co., Ltd. (“Xiaozhi”) in exchange for RMB 6,000,000 in cash. According to the shares purchase agreement, ACG has the right to appoint one director. The Company paid RMB 6,000,000 in cash to Xiaozhi in January 2019. The Group accounted for investment in Xiaozhi as other equity investments since these investments are not in-substance common stock due to the liquidation preference feature, and do not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

  Long-term investment in Beijing Futou Technology Co., Ltd (“Futou Technology”) was acquired in connection with the acquisition of Huanqiuyimeng, which held 15% equity interests in Futou Technology. Due to its severe shortage of working capital and negative market impact on its business in the fourth quarter of 2020, the Group recognized the impairment loss of RMB 150,000 to reduce the investment to zero.

In July 2020, EEO underwent an internal reorganization pursuant to which the Company exchanged its equity interest in EEO to EEO Group, a newly established holding company incorporated in Cayman Islands. The equity interests in EEO Group are substantially equivalent to the exchanged equity interests in EEO. EEO Group also entered into two rounds of financing agreements with certain new investors in July and November 2020, respectively. After the internal reorganization and new financings in 2020, ACG’s equity interest in EEO Group decreased from 8.33% to 4.822%. Since the securities issued during new financing arrangements are not identical or similar securities in terms of rights and obligations to the equity securities held by the Company, the Company doesn’t adjust the carrying amount of the long-term investments in EEO Group.